Other Receivables- Long Term	12 Months Ended
Dec. 31, 2021
Trade and other non-current receivables [abstract]
Disclosure Of Other Receivables Long Term Explanatory
Note 9:	Other Receivables- Long Term
	December 31,
	2021	2020

Income receivables	280	-
Restricted bank deposits (1)	189	-

	469	-

(1)	Restricted bank deposits which are primarily used as security for the Company’s office leases.